Sch1-STATEMENT OF CASH FLOWS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Cash Provided by (Used in) Operating Activities	$ 55,413	$ (42,684)	$ 68,574
Change in restricted cash	8,396	19,143	13,060
Loans from (to) associated companies	0	250	(250)
Investment in associated companies	0	(6,001)	(13,298)
Proceeds from sale of investment in associated companies	0	242	0
Proceeds from Noncontrolling Interests	49	0	0
Net Cash Provided by (Used in) Investing Activities	19,735	13,286	(2,993)
Net proceeds from issuance of shares	52,934	4,802	0
Repayments of long-term debt, convertible bond buy backs and cash payments of debt conversion	(90,612)	(23,781)	(24,921)
Repayments of Related Party Debt	(6,103)	(402)	0
Net cash used in financing activities	(64,827)	(54,446)	(88,544)
Cash and Cash Equivalents, Period Increase (Decrease)	10,321	(83,844)	(22,963)
Cash and cash equivalents at beginning of year	53,759	137,603	160,566
Cash and cash equivalents at end of year	64,080	53,759	137,603
Interest paid, net of interest capitalized	76,614	91,120	98,991
Income taxes paid	370	493	518
Parent [Member]
Net Cash Provided by (Used in) Operating Activities	(17,185)	(19,497)	(39,682)
Change in restricted cash	1,283	(1,578)	0
Loans from (to) associated companies	0	250	(250)
Investment in associated companies	0	(6,001)	(13,298)
Proceeds from sale of investment in associated companies	0	242	0
Proceeds from Noncontrolling Interests	49	0	0
Net Cash Provided by (Used in) Investing Activities	1,332	(7,087)	(13,548)
Net proceeds from issuance of shares	52,934	4,802	0
Repayments of long-term debt, convertible bond buy backs and cash payments of debt conversion	(35,877)	(2,250)	0
Repayments of Related Party Debt	(6,103)
Net cash used in financing activities	10,954	2,552	0
Cash and Cash Equivalents, Period Increase (Decrease)	(4,899)	(24,032)	(53,230)
Cash and cash equivalents at beginning of year	6,568	30,600	83,830
Cash and cash equivalents at end of year	1,669	6,568	30,600
Interest paid, net of interest capitalized	15,124	10,125	10,125
Income taxes paid	$ 0	$ 0	$ 0